UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009

Shares		Market Value
	MUTUAL FUNDS - 12.30%
37,678	Access Flex Bear High Yield Fund- Investor Class	$ 1,122,798
	TOTAL MUTUAL FUNDS	1,122,798
	( Cost - $1,126,189)

	SHORT TERM INVESTMENTS - 84.30%
	MONEY MARKET FUND - 84.30%
1,540,118	Dreyfus Government Cash
	Management - Institutional Class, 0.31%+	1,540,118
1,540,118	Fidelity Institutional Government
	Portfolio - Class I, 0.51%+	1,540,118
1,540,118	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 2.57%+	1,540,118
1,540,118	JP Morgan US Government
	Money Market Fund - Capital Class, 0.46%+	1,540,118
1,532,449	Milestone Treasury Obligation
	Portfolio - Institutional Class, 0.27%+	1,532,449
	TOTAL MONEY MARKET FUNDS	7,692,921
	TOTAL SHORT-TERM INVESTMENTS	7,692,921
	( Cost - $7,692,921)

	TOTAL INVESTMENTS ( Cost - $8,819,110) - 96.60%	8,815,719
	OTHER ASSETS LESS LIABILITIES - 3.40%	309,800
	NET ASSETS - 100.00%	$ 9,125,519

	+ Reflects yield at March 31, 2009

Number of Contracts	FUTURES CONTRACTS
7	US 5YR NOTE (CBT),
	maturing June 2009 ( Underlying Face Amount at Value $829,500)	1,859
	TOTAL FUTURES CONTRACTS	$ 1,859

At March 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ -
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(3,391)
Net unrealized depreciation		$ (3,391)

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PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other FinancialInstruments ($)*
Level 1 - Quoted Prices	1,122,798.00	1859
Level 2 - Other Significant Observable Prices	7,692,921	0
Level 3 - Significant Unobservable Inputs	0	0
Total	8,815,719	1,859

*Other Financial Instruments include futures.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/29/09